UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4651

John Hancock Strategic Series

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

This report on Form N-CSR relates solely to one of the Registrant’s semi-annual reports to shareholders for the period ended November 30, 2020. The report applies to John Hancock Income Fund.

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), most global financial markets delivered positive returns for the 6 months ended November 30, 2020. During the rampant sell-off earlier in the year, many investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets. In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans for broad support of debt markets. Many other nations followed suit and credit spreads rebounded off their highs as liquidity concerns eased.

As the year progressed, however, economic growth has slowed as the ongoing spread of COVID-19 continues to create uncertainty among businesses and investors. Lockdowns and curfews in certain areas have been reinstated, affecting the level of unemployment and the pace of hiring. Consumer spending also remains far below prepandemic levels.

Your financial professional can help position your portfolio so that it’s sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.

Sincerely,

Andrew G. Arnott

President and CEO,

John Hancock Investment Management

Head of Wealth and Asset Management,

United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock

Income Fund

Table of contents

2	Your fund at a glance

3	Portfolio summary

5	A look at performance

7	Your expenses

9	Fund’s investments

32	Financial statements

36	Financial highlights

43	Notes to financial statements

57	Continuation of investment advisory and subadvisory agreements

64	More information

SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2020 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of US dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.

2	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Portfolio summary

PORTFOLIO COMPOSITION AS OF 11/30/2020 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2020 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-20 and do not reflect subsequent downgrades or upgrades, if any.

A note about risks

The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.

SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	3

COUNTRY COMPOSITION AS OF 11/30/2020 (% of net assets)

United States	66.3

Canada	5.2

Indonesia	3.3

United Kingdom	2.5

Norway	2.2

Supranational	1.7

Brazil	1.5

Singapore	1.3

Luxembourg	1.3

Germany	1.2

Other countries	13.5

TOTAL	100.0

4	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2020

	Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-20	as of 11-30-20

Class A	2.38	3.07	3.80	2.26	16.34	45.22	1.45	1.45

Class C	4.91	3.20	3.64	5.20	17.06	42.98	0.81	0.81

Class I1	6.98	4.24	4.56	6.91	23.06	56.22	1.81	1.80

Class R2[1,2]	6.58	3.83	4.18	6.54	20.67	50.61	1.45	1.44

Class R4[1]	6.83	4.09	4.38	6.66	22.17	53.56	1.68	1.57

Class R5[1]	7.05	4.29	4.60	6.78	23.40	56.86	1.87	1.87

Class R6[1,2]	7.10	4.35	4.65	6.96	23.73	57.50	1.92	1.91

Index††	7.28	4.34	3.71	1.79	23.66	43.99	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6
Gross (%)	0.85	1.55	0.55	0.94	0.79	0.49	0.44
Net (%)	0.84	1.54	0.54	0.93	0.68	0.48	0.43

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

††	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)

Class C3	11-30-10	14,298	14,298	14,399

Class I1	11-30-10	15,622	15,622	14,399

Class R2[1,2]	11-30-10	15,061	15,061	14,399

Class R4[1]	11-30-10	15,356	15,356	14,399

Class R5[1]	11-30-10	15,686	15,686	14,399

Class R6[1,2]	11-30-10	15,750	15,750	14,399

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of US dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

[1]	For certain types of investors, as described in the fund’s prospectus.
[2]

Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

[3]	The contingent deferred sales charge is not applicable.

6	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

∎	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

∎	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30, 2020.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2020	Ending value on 11-30-2020	Expenses paid during period ended 11-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,065.80	$4.30	0.83%
	Hypothetical example	1,000.00	1,020.90	4.20	0.83%
Class C	Actual expenses/actual returns	1,000.00	1,062.00	7.91	1.53%
	Hypothetical example	1,000.00	1,017.40	7.74	1.53%
Class I	Actual expenses/actual returns	1,000.00	1,069.10	2.75	0.53%
	Hypothetical example	1,000.00	1,022.40	2.69	0.53%
Class R2	Actual expenses/actual returns	1,000.00	1,065.40	4.71	0.91%
	Hypothetical example	1,000.00	1,020.50	4.61	0.91%
Class R4	Actual expenses/actual returns	1,000.00	1,066.60	3.47	0.67%
	Hypothetical example	1,000.00	1,021.70	3.40	0.67%
Class R5	Actual expenses/actual returns	1,000.00	1,067.80	2.44	0.47%
	Hypothetical example	1,000.00	1,022.70	2.38	0.47%
Class R6	Actual expenses/actual returns	1,000.00	1,069.60	2.18	0.42%
	Hypothetical example	1,000.00	1,023.00	2.13	0.42%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Fund’s investments

AS OF 11-30-20 (unaudited)

	Rate (%)	Maturity date		Par value^	Value

U.S. Government and Agency obligations 8.7%					$178,886,239
(Cost $161,915,676)

U.S. Government 8.7%					178,886,239

U.S. Treasury Bond	2.000	02-15-50		13,140,000	14,479,151

Bond	2.750	11-15-42		6,190,000	7,765,790

Bond	3.000	02-15-49		22,685,000	30,320,805

Bond	4.375	02-15-38		14,475,000	21,775,263

Note	0.125	10-31-22		3,075,000	3,073,799

Note (A)	0.250	10-31-25		3,000,000	2,984,297

Note	0.375	11-30-25		6,155,000	6,158,366

Note	1.125	02-28-22		12,410,000	12,567,064

Note	2.000	11-15-26		19,100,000	20,787,664

Note	2.375	02-29-24		17,645,000	18,878,772

Note	2.375	05-15-29		18,095,000	20,518,034

Note	2.625	02-15-29		8,720,000	10,042,988

Treasury Inflation Protected Security	0.125	01-15-30		8,659,296	9,534,246

Foreign government obligations 18.6%					$380,365,551
(Cost $371,058,918)

Australia 0.8%					17,095,321

Commonwealth of Australia	0.250	11-21-24	AUD	7,740,000	5,697,310

New South Wales Treasury Corp.	1.000	02-08-24	AUD	15,155,000	11,398,011

Austria 0.2%					4,460,101

Republic of Austria (B)	0.500	02-20-29	EUR	3,450,000	4,460,101

Brazil 0.2%					3,112,829

Federative Republic of Brazil	10.000	01-01-25	BRL	14,390,000	3,112,829

Canada 3.0%					60,574,566

Canada Housing Trust No. 1 (B)	0.950	06-15-25	CAD	5,125,000	4,011,130

Export Development Canada	2.400	06-07-21	AUD	3,560,000	2,643,718

Government of Canada	1.500	09-01-24	CAD	6,237,000	5,012,556

Government of Canada	2.250	03-01-24	CAD	23,115,000	18,922,903

Province of Alberta	3.400	12-01-23	CAD	9,000,000	7,520,166

Province of British Columbia	2.850	06-18-25	CAD	3,408,000	2,879,048

Province of Ontario	2.900	06-02-28	CAD	4,350,000	3,771,373

Province of Ontario	3.450	06-02-45	CAD	3,895,000	3,804,156

Province of Quebec	0.200	04-07-25	EUR	3,630,000	4,437,952

Province of Quebec	1.500	12-15-23	GBP	2,037,000	2,811,940

Province of Quebec	3.750	09-01-24	CAD	5,530,000	4,759,624

Colombia 0.5%					10,601,749

Republic of Colombia	4.000	02-26-24		5,050,000	5,422,438

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value

Colombia (continued)

Republic of Colombia	10.000	07-24-24	COP	15,303,500,000	$5,179,311

Finland 0.2%					4,102,096

Republic of Finland (B)	0.500	09-15-28	EUR	3,180,000	4,102,096

Hungary 0.1%					2,266,354

Republic of Hungary	6.375	03-29-21		2,224,000	2,266,354

Indonesia 2.8%					57,595,222

Republic of Indonesia (B)	2.150	07-18-24	EUR	3,335,000	4,216,098

Republic of Indonesia	3.850	10-15-30		2,650,000	3,096,972

Republic of Indonesia (B)	5.875	01-15-24		1,450,000	1,667,689

Republic of Indonesia	6.125	05-15-28	IDR	83,348,000,000	5,926,075

Republic of Indonesia	6.500	06-15-25	IDR	182,145,000,000	13,636,424

Republic of Indonesia	6.625	05-15-33	IDR	30,647,000,000	2,162,277

Republic of Indonesia	7.000	09-15-30	IDR	100,451,000,000	7,535,248

Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,475,613

Republic of Indonesia	7.500	05-15-38	IDR	15,237,000,000	1,124,218

Republic of Indonesia	8.125	05-15-24	IDR	33,251,000,000	2,596,004

Republic of Indonesia	8.250	05-15-29	IDR	5,604,000,000	450,225

Republic of Indonesia	8.375	03-15-24	IDR	44,433,000,000	3,472,734

Republic of Indonesia	8.375	09-15-26	IDR	49,203,000,000	3,945,738

Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	4,050,367

Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	2,239,540

Ireland 0.8%					16,581,131

Republic of Ireland	3.400	03-18-24	EUR	10,463,000	14,155,141

Republic of Ireland	3.900	03-20-23	EUR	1,840,000	2,425,990

Israel 0.2%					4,803,960

State of Israel	2.500	01-15-30		1,985,000	2,148,763

State of Israel	2.750	07-03-30		2,405,000	2,655,197

Italy 1.0%					19,531,644

Republic of Italy	1.250	02-17-26		3,387,000	3,376,588

Republic of Italy (B)	1.850	07-01-25	EUR	5,900,000	7,648,521

Republic of Italy (B)	4.750	08-01-23	EUR	6,273,000	8,506,535

Japan 0.9%					18,774,967

Government of Japan	0.100	12-20-23	JPY	1,945,000,000	18,774,967

Malaysia 1.1%					23,028,963

Government of Malaysia	3.733	06-15-28	MYR	11,880,000	3,121,625

Government of Malaysia	3.828	07-05-34	MYR	7,300,000	1,849,686

Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,891,514

Government of Malaysia	3.882	03-14-25	MYR	9,635,000	2,525,243

Government of Malaysia	3.899	11-16-27	MYR	16,709,000	4,435,062

Government of Malaysia	4.059	09-30-24	MYR	15,500,000	4,077,623

10	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value

Malaysia (continued)

Government of Malaysia	4.160	07-15-21	MYR	12,538,000	$3,128,210

Mexico 0.2%					4,569,546

Government of Mexico	7.750	05-29-31	MXN	80,220,000	4,569,546

New Zealand 0.5%					9,656,579

Government of New Zealand	6.000	05-15-21	NZD	9,272,000	6,670,824

Government of New Zealand	6.000	05-15-21	NZD	4,150,000	2,985,755

Norway 1.3%					25,427,178

Kingdom of Norway (B)	1.375	08-19-30	NOK	31,485,000	3,717,076

Kingdom of Norway (B)	2.000	05-24-23	NOK	93,645,000	10,972,048

Kingdom of Norway (B)	3.750	05-25-21	NOK	93,905,000	10,738,054

Philippines 0.6%					12,034,024

Republic of the Philippines	0.875	05-17-27	EUR	5,500,000	6,636,527

Republic of the Philippines	6.250	01-14-36	PHP	202,000,000	5,397,497

Portugal 0.7%					14,160,356

Republic of Portugal (B)	0.700	10-15-27	EUR	3,290,000	4,179,419

Republic of Portugal (B)	3.850	04-15-21	EUR	4,275,000	5,183,959

Republic of Portugal (B)	5.125	10-15-24		4,110,000	4,796,978

Qatar 0.3%					5,747,281

State of Qatar (B)	4.000	03-14-29		3,245,000	3,830,787

State of Qatar (B)	4.817	03-14-49		1,385,000	1,916,494

Saudi Arabia 0.1%					2,262,749

Kingdom of Saudi Arabia (B)	2.900	10-22-25		2,105,000	2,262,749

Singapore 1.1%					22,299,254

Republic of Singapore	2.375	06-01-25	SGD	21,100,000	17,082,738

Republic of Singapore	3.375	09-01-33	SGD	5,470,000	5,216,516

Spain 0.5%					9,004,927

Kingdom of Spain (B)	0.250	07-30-24	EUR	3,615,000	4,435,121

Kingdom of Spain (B)	0.800	07-30-27	EUR	3,585,000	4,569,806

Sweden 0.3%					6,927,585

Kingdom of Sweden (B)	0.125	04-24-23	EUR	5,710,000	6,927,585

United Arab Emirates 0.7%					14,884,584

Government of Abu Dhabi (B)	0.750	09-02-23		2,400,000	2,403,384

Government of Abu Dhabi (B)	1.700	03-02-31		3,980,000	3,985,349

Government of Abu Dhabi (B)	2.500	04-16-25		2,955,000	3,154,049

Government of Abu Dhabi (B)	3.125	04-16-30		2,940,000	3,326,022

Government of Abu Dhabi (B)	3.875	04-16-50		1,625,000	2,015,780

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value

United Kingdom 0.5%					$10,862,585

Government of United Kingdom	0.500	07-22-22	GBP	2,525,000	3,394,889

Government of United Kingdom	3.750	09-07-21	GBP	5,445,000	7,467,696

Corporate bonds 56.6%					$1,158,374,882
(Cost $1,102,564,864)

Communication services 10.4%					213,249,259

Diversified telecommunication services 1.1%

Cellnex Telecom SA	1.875	06-26-29	EUR	1,400,000	1,711,754

GCI LLC (B)	4.750	10-15-28		4,245,000	4,463,448

Level 3 Financing, Inc. (B)	4.625	09-15-27		740,000	771,894

Verizon Communications, Inc.	1.500	09-18-30		2,375,000	2,349,770

Verizon Communications, Inc.	4.016	12-03-29		6,855,000	8,152,761

Verizon Communications, Inc.	4.329	09-21-28		4,648,000	5,638,566

Entertainment 0.2%

Netflix, Inc. (B)	3.625	06-15-25		445,000	471,700

Netflix, Inc.	4.875	04-15-28		2,370,000	2,713,650

Interactive media and services 0.5%

Alphabet, Inc.	1.100	08-15-30		3,315,000	3,287,499

ANGI Group LLC (B)	3.875	08-15-28		2,820,000	2,788,275

Match Group Holdings II LLC (B)	4.125	08-01-30		2,690,000	2,784,150

Twitter, Inc. (B)	3.875	12-15-27		452,000	472,905

Media 6.4%

Altice Financing SA (B)	5.000	01-15-28		4,640,000	4,739,157

Altice Financing SA (B)	7.500	05-15-26		5,820,000	6,140,100

Altice France SA (B)	7.375	05-01-26		2,065,000	2,168,250

CCO Holdings LLC (B)	4.250	02-01-31		755,000	783,237

CCO Holdings LLC (B)	4.500	08-15-30		4,915,000	5,182,253

CCO Holdings LLC (B)	4.750	03-01-30		6,615,000	7,005,285

CCO Holdings LLC (B)	5.125	05-01-27		7,910,000	8,322,230

CCO Holdings LLC (B)	5.750	02-15-26		1,433,000	1,485,462

Charter Communications Operating LLC	2.800	04-01-31		2,985,000	3,156,086

Charter Communications Operating LLC	5.125	07-01-49		9,195,000	11,281,065

Charter Communications Operating LLC	5.750	04-01-48		5,180,000	6,859,887

Charter Communications Operating LLC	6.484	10-23-45		5,105,000	7,278,892

CSC Holdings LLC (B)	3.375	02-15-31		11,935,000	11,606,788

CSC Holdings LLC (B)	4.125	12-01-30		2,350,000	2,431,780

CSC Holdings LLC (B)	4.625	12-01-30		590,000	603,983

CSC Holdings LLC (B)	5.375	02-01-28		5,067,000	5,377,354

CSC Holdings LLC (B)	5.500	04-15-27		3,850,000	4,063,675

CSC Holdings LLC (B)	5.750	01-15-30		9,377,000	10,117,689

CSC Holdings LLC	5.875	09-15-22		3,300,000	3,510,375

12	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value

Communication services (continued)

Media (continued)

CSC Holdings LLC (B)	6.500	02-01-29		320,000	$357,699

CSC Holdings LLC (B)	7.500	04-01-28		4,560,000	5,083,784

DISH DBS Corp.	5.875	07-15-22		5,975,000	6,275,423

Sirius XM Radio, Inc. (B)	4.125	07-01-30		445,000	466,249

Sirius XM Radio, Inc. (B)	5.000	08-01-27		8,390,000	8,828,126

Virgin Media Secured Finance PLC (B)	4.500	08-15-30		2,250,000	2,358,563

Virgin Media Secured Finance PLC (B)	5.500	05-15-29		1,965,000	2,129,569

VTR Comunicaciones SpA (A)(B)	5.125	01-15-28		1,765,000	1,884,190

VTR Finance NV (B)	6.375	07-15-28		1,425,000	1,560,375

WMG Acquisition Corp. (B)	5.500	04-15-26		660,000	684,750

Wireless telecommunication services 2.2%

Sprint Corp.	7.125	06-15-24		735,000	855,356

T-Mobile USA, Inc. (B)	2.050	02-15-28		1,175,000	1,208,922

T-Mobile USA, Inc. (B)	2.250	11-15-31		4,275,000	4,335,192

T-Mobile USA, Inc. (B)	2.550	02-15-31		6,410,000	6,691,720

T-Mobile USA, Inc. (B)	3.750	04-15-27		2,500,000	2,830,250

T-Mobile USA, Inc. (B)	3.875	04-15-30		3,025,000	3,469,342

T-Mobile USA, Inc.	4.500	02-01-26		6,285,000	6,454,695

T-Mobile USA, Inc.	4.750	02-01-28		740,000	794,619

T-Mobile USA, Inc.	6.500	01-15-26		4,610,000	4,790,712

Vmed O2 UK Financing I PLC (B)	3.250	01-31-31	EUR	3,235,000	3,958,443

Vmed O2 UK Financing I PLC (B)	4.250	01-31-31		10,240,000	10,511,360

Consumer discretionary 4.1%					83,340,227

Automobiles 1.0%

BMW Finance NV	1.000	11-14-24	EUR	1,495,000	1,863,417

Ford Motor Credit Company LLC	2.979	08-03-22		1,650,000	1,656,188

Ford Motor Credit Company LLC	3.087	01-09-23		1,110,000	1,114,163

Ford Motor Credit Company LLC	3.350	11-01-22		2,280,000	2,311,920

Ford Motor Credit Company LLC	3.370	11-17-23		2,970,000	3,007,125

Ford Motor Credit Company LLC	3.375	11-13-25		2,170,000	2,177,486

Ford Motor Credit Company LLC	3.813	10-12-21		1,400,000	1,416,975

Ford Motor Credit Company LLC	4.125	08-17-27		740,000	764,975

Ford Motor Credit Company LLC	4.250	09-20-22		1,245,000	1,275,888

General Motors Company	6.125	10-01-25		2,620,000	3,155,365

Nissan Motor Company, Ltd. (B)	3.522	09-17-25		2,570,000	2,683,033

Hotels, restaurants and leisure 2.3%

Hilton Domestic Operating Company, Inc.	4.875	01-15-30		585,000	630,700

Hilton Domestic Operating Company, Inc.	5.125	05-01-26		1,790,000	1,851,290

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value

Consumer discretionary (continued)

Hotels, restaurants and leisure (continued)

Hilton Domestic Operating Company, Inc. (B)	5.375	05-01-25		1,715,000	$1,815,859

Hilton Worldwide Finance LLC	4.625	04-01-25		2,475,000	2,532,222

International Game Technology PLC (B)	6.500	02-15-25		6,815,000	7,513,538

KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (B)	5.250	06-01-26		3,526,000	3,649,198

MGM Resorts International	4.750	10-15-28		470,000	489,388

New Red Finance, Inc. (B)	3.875	01-15-28		4,485,000	4,612,823

New Red Finance, Inc. (B)	4.000	10-15-30		10,504,000	10,477,740

Yum! Brands, Inc.	3.625	03-15-31		8,540,000	8,518,650

Yum! Brands, Inc. (B)	4.750	01-15-30		4,630,000	5,005,262

Household durables 0.2%

Lennar Corp.	4.750	11-29-27		2,570,000	3,048,663

Internet and direct marketing retail 0.6%

Expedia Group, Inc.	5.000	02-15-26		1,319,000	1,440,159

Expedia Group, Inc. (B)	6.250	05-01-25		9,040,000	10,328,200

Consumer staples 2.8%					56,568,204

Beverages 0.2%

Diageo Finance PLC	1.875	03-27-27	EUR	637,000	847,409

Molson Coors Beverage Company	1.250	07-15-24	EUR	1,925,000	2,361,093

Food and staples retailing 0.0%

Albertsons Companies, Inc. (B)	4.875	02-15-30		375,000	410,138

Food products 2.5%

Darling Ingredients, Inc. (B)	5.250	04-15-27		2,934,000	3,124,710

JBS Investments II GmbH (B)	7.000	01-15-26		1,490,000	1,604,328

Kraft Heinz Foods Company	3.000	06-01-26		6,753,000	7,046,486

Kraft Heinz Foods Company (B)	3.750	04-01-30		1,705,000	1,833,244

Kraft Heinz Foods Company (B)	3.875	05-15-27		445,000	481,457

Kraft Heinz Foods Company	3.950	07-15-25		2,846,000	3,139,085

Kraft Heinz Foods Company (B)	4.250	03-01-31		7,625,000	8,463,275

Lamb Weston Holdings, Inc. (B)	4.875	05-15-28		145,000	160,950

MARB BondCo PLC (B)	6.875	01-19-25		2,790,000	2,901,600

NBM US Holdings, Inc. (B)	7.000	05-14-26		1,158,000	1,262,232

Post Holdings, Inc. (B)	4.625	04-15-30		6,845,000	7,146,180

Post Holdings, Inc. (B)	5.000	08-15-26		3,355,000	3,480,813

Post Holdings, Inc. (B)	5.500	12-15-29		1,050,000	1,139,250

Post Holdings, Inc. (B)	5.625	01-15-28		5,270,000	5,605,963

Post Holdings, Inc. (B)	5.750	03-01-27		3,850,000	4,052,125

14	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value

Consumer staples (continued)

Personal products 0.1%

Natura Cosmeticos SA (A)(B)	5.375	02-01-23		1,465,000	$1,507,866

Energy 5.8%					119,215,066

Oil, gas and consumable fuels 5.8%

Aker BP ASA (B)	3.750	01-15-30		3,615,000	3,665,846

Aker BP ASA (B)	5.875	03-31-25		8,845,000	9,154,386

Apache Corp. (A)	4.375	10-15-28		445,000	453,068

Cenovus Energy, Inc.	5.250	06-15-37		886,000	927,238

Cenovus Energy, Inc.	5.375	07-15-25		1,226,000	1,351,994

Cenovus Energy, Inc.	5.400	06-15-47		3,483,000	3,717,262

Cenovus Energy, Inc.	6.750	11-15-39		1,870,000	2,223,961

Enbridge, Inc. (A)	3.125	11-15-29		3,880,000	4,211,063

Enbridge, Inc.	4.250	12-01-26		3,717,000	4,302,034

Enterprise Products Operating LLC	3.125	07-31-29		6,165,000	6,830,349

EOG Resources, Inc.	4.375	04-15-30		2,555,000	3,113,684

EQT Corp.	3.900	10-01-27		735,000	728,356

Kinder Morgan, Inc.	4.300	06-01-25		1,670,000	1,899,354

Kinder Morgan, Inc.	4.300	03-01-28		2,235,000	2,591,239

Medco Bell Pte, Ltd. (B)	6.375	01-30-27		760,000	757,340

Medco Oak Tree Pte, Ltd. (B)	7.375	05-14-26		4,075,000	4,304,827

Pertamina Persero PT (A)(B)	3.650	07-30-29		1,085,000	1,205,298

Pertamina Persero PT (B)	4.300	05-20-23		4,970,000	5,327,440

Petrobras Global Finance BV	5.093	01-15-30		11,103,000	12,183,877

Petrobras Global Finance BV	5.750	02-01-29		2,735,000	3,138,413

Petrobras Global Finance BV	5.999	01-27-28		1,010,000	1,179,276

Petrobras Global Finance BV	6.900	03-19-49		5,630,000	6,840,450

Saudi Arabian Oil Company (B)	2.250	11-24-30		1,780,000	1,803,179

Saudi Arabian Oil Company (B)	3.500	04-16-29		3,655,000	4,046,458

Saudi Arabian Oil Company (B)	4.250	04-16-39		3,820,000	4,440,258

Saudi Arabian Oil Company (B)	4.375	04-16-49		2,930,000	3,559,528

Targa Resources Partners LP (B)	5.500	03-01-30		445,000	482,656

The Williams Companies, Inc.	3.750	06-15-27		8,035,000	9,022,118

The Williams Companies, Inc.	4.500	11-15-23		2,405,000	2,656,127

The Williams Companies, Inc.	4.550	06-24-24		5,742,000	6,450,276

TransCanada PipeLines, Ltd.	4.250	05-15-28		1,650,000	1,935,868

Valero Energy Corp.	2.850	04-15-25		2,690,000	2,825,240

Valero Energy Corp.	3.400	09-15-26		1,745,000	1,886,603

Financials 12.1%					247,204,087

Banks 8.1%

Banco Actinver SA (B)	4.800	12-18-32		775,000	564,055

Banco Actinver SA (B)	9.500	12-18-32	MXN	44,200,000	1,623,854

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value

Financials (continued)

Banks (continued)

Bank of America Corp. (1.319%to 6-19-25, then SOFR + 1.150%)	1.319	06-19-26		5,340,000	$5,403,537

Bank of America Corp. (2.592%to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31		3,335,000	3,551,476

Bank of America Corp. (2.884%to 10-22-29, then 3 month LIBOR + 1.190%)	2.884	10-22-30		4,360,000	4,765,082

Bank of America Corp.	6.110	01-29-37		4,443,000	6,508,612

Bank of America NA	6.000	10-15-36		1,365,000	2,014,964

Bank of Montreal (3 month CDOR + 0.190%) (C)	0.680	02-01-23	CAD	5,825,000	4,503,689

BNG Bank NV	0.250	06-07-24	EUR	1,950,000	2,389,715

BNP Paribas SA (6.625% to 3-25-24, then 5 Year U.S. Swap Rate + 4.149%) (B)(D)	6.625	03-25-24		785,000	855,650

Citigroup, Inc. (1.678% to 5-15-23, then SOFR + 1.667%)	1.678	05-15-24		3,930,000	4,038,830

Citigroup, Inc.	4.125	07-25-28		2,645,000	3,088,729

Credit Agricole SA (6.875% to 9-23-24, then 5 Year U.S. Swap Rate + 4.319%) (A)(B)(D)	6.875	09-23-24		754,000	834,113

Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (B)(D)	7.875	01-23-24		3,440,000	3,895,800

European Investment Bank (SONIA + 0.350%) (C)	0.404	06-29-23	GBP	2,080,000	2,785,741

European Investment Bank	1.500	05-12-22	NOK	36,770,000	4,202,848

First Horizon Bank	5.750	05-01-30		3,995,000	4,649,980

International Bank for Reconstruction & Development	1.900	01-16-25	CAD	5,120,000	4,150,523

International Bank for Reconstruction & Development	2.500	01-24-24	NZD	3,951,000	2,944,367

International Bank for Reconstruction & Development	2.800	01-13-21	AUD	8,780,000	6,464,786

International Bank for Reconstruction & Development	4.625	10-06-21	NZD	2,650,000	1,925,516

JPMorgan Chase & Co. (2.005%to 3-13-25, then SOFR + 1.585%)	2.005	03-13-26		6,325,000	6,614,030

16	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value

Financials (continued)

Banks (continued)

JPMorgan Chase & Co. (2.083%to 4-22-25, then SOFR + 1.850%)	2.083	04-22-26		7,795,000	$8,166,017

JPMorgan Chase & Co.	2.750	08-24-22	EUR	2,195,000	2,756,342

JPMorgan Chase & Co. (2.956%to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31		7,616,000	8,285,813

JPMorgan Chase & Co.	3.625	12-01-27		1,725,000	1,946,227

KfW	0.000	09-15-23	EUR	1,675,000	2,034,685

KfW	0.375	03-15-23	EUR	2,525,000	3,083,498

KfW	1.000	10-12-21	NOK	21,580,000	2,440,663

KfW	1.375	02-01-21	GBP	1,940,000	2,592,100

KfW	2.125	08-15-23	EUR	4,370,000	5,608,401

Lloyds Bank PLC (SONIA + 0.430%) (C)	0.484	09-13-21	GBP	3,855,000	5,151,618

National Bank of Canada (B)	2.150	10-07-22		2,515,000	2,594,187

Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (C)	0.560	06-21-23	NOK	28,000,000	3,160,517

Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (C)	0.610	06-19-24	NOK	31,000,000	3,503,569

Nordic Investment Bank	1.500	01-24-22	NOK	19,000,000	2,161,942

QNB Finance, Ltd.	3.500	03-28-24		1,285,000	1,373,549

Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) (B)(D)	8.000	09-29-25		2,275,000	2,656,063

U.S. Bancorp	0.850	06-07-24	EUR	11,620,000	14,337,421

U.S. Bancorp	3.150	04-27-27		3,405,000	3,842,314

U.S. Bancorp	3.375	02-05-24		1,895,000	2,054,592

U.S. Bancorp	3.600	09-11-24		1,725,000	1,904,636

Wells Fargo & Company (3 month BBSW + 1.320%) (C)	1.376	07-27-21	AUD	4,745,000	3,503,790

Wells Fargo & Company	3.250	04-27-22	AUD	5,040,000	3,833,150

Capital markets 1.8%

Credit Suisse Group AG (6.375%to 8-21-26, then 5 Year CMT + 4.822%) (A)(B)(D)	6.375	08-21-26		3,875,000	4,315,781

Credit Suisse Group AG (7.500%to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (B)(D)	7.500	07-17-23		737,000	802,372

Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) (D)	6.000	10-30-25		6,800,000	6,715,000

MSCI, Inc. (B)	3.625	09-01-30		3,385,000	3,520,400

MSCI, Inc. (B)	3.875	02-15-31		4,820,000	5,091,125

MSCI, Inc. (B)	4.000	11-15-29		6,385,000	6,834,312

MSCI, Inc. (B)	4.750	08-01-26		3,020,000	3,133,250

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value

Financials (continued)

Capital markets (continued)

The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	2,552,000	$3,145,269

The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	684,000	919,466

The Goldman Sachs Group, Inc.	3.375	03-27-25	EUR	1,551,000	2,108,331

Consumer finance 0.3%

Discover Financial Services	4.100	02-09-27		6,040,000	6,881,717

Diversified financial services 1.3%

Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	3,431,226

Berkshire Hathaway, Inc.	0.000	03-12-25	EUR	3,780,000	4,535,212

European Financial Stability Facility	0.125	10-17-23	EUR	2,205,000	2,687,216

European Financial Stability Facility	0.500	01-20-23	EUR	2,060,000	2,519,763

European Stability Mechanism	0.125	04-22-24	EUR	4,410,000	5,393,500

GE Capital Funding LLC (B)	4.400	05-15-30		3,165,000	3,644,401

Icahn Enterprises LP	5.250	05-15-27		440,000	462,000

Swiss Insured Brazil Power Finance Sarl (B)	9.850	07-16-32	BRL	22,200,400	4,661,860

Insurance 0.6%

American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,990,000	11,634,895

Health care 5.1%					103,929,572

Health care equipment and supplies 0.4%

Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	2,800,000	3,493,168

Boston Scientific Corp.	0.625	12-01-27	EUR	4,250,000	5,114,431

Health care providers and services 2.6%

Centene Corp.	3.000	10-15-30		5,775,000	6,079,054

Centene Corp.	3.375	02-15-30		5,270,000	5,523,592

Centene Corp.	4.625	12-15-29		445,000	487,898

HCA, Inc.	3.500	09-01-30		15,955,000	16,502,448

HCA, Inc.	4.125	06-15-29		8,880,000	10,255,654

HCA, Inc.	5.375	02-01-25		10,735,000	12,018,155

Rede D’or Finance Sarl (B)	4.500	01-22-30		2,550,000	2,633,640

Life sciences tools and services 0.5%

Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	2,130,000	2,609,679

Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	1,699,000	2,090,839

Thermo Fisher Scientific, Inc.	1.375	09-12-28	EUR	1,595,000	2,081,294

Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	2,566,000	3,280,612

Pharmaceuticals 1.6%

Allergan Funding SCS	1.250	06-01-24	EUR	1,870,000	2,239,029

Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,496,829

18	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value

Health care (continued)

Pharmaceuticals (continued)

Bausch Health Companies, Inc. (B)	5.000	01-30-28		7,395,000	$7,392,782

Bausch Health Companies, Inc. (B)	5.000	02-15-29		960,000	966,552

Bausch Health Companies, Inc. (B)	5.250	01-30-30		10,585,000	10,821,151

Bausch Health Companies, Inc. (B)	5.250	02-15-31		1,100,000	1,110,907

Bausch Health Companies, Inc. (B)	5.500	11-01-25		1,385,000	1,426,689

Bausch Health Companies, Inc. (B)	6.250	02-15-29		4,010,000	4,250,600

Bausch Health Companies, Inc. (B)	9.000	12-15-25		1,870,000	2,054,569

Industrials 4.7%					96,935,269

Aerospace and defense 0.5%

Airbus SE	1.625	06-09-30	EUR	1,135,000	1,478,336

The Boeing Company	5.040	05-01-27		4,165,000	4,770,606

The Boeing Company	5.150	05-01-30		4,190,000	4,918,694

Airlines 1.6%

Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		2,075,000	1,959,523

Delta Air Lines 2020-1 Class AA Pass Through Trust	2.000	06-10-28		2,125,000	2,104,448

Delta Air Lines, Inc.	2.900	10-28-24		5,360,000	5,121,155

Delta Air Lines, Inc.	3.400	04-19-21		2,095,000	2,097,619

Delta Air Lines, Inc. (A)	4.375	04-19-28		2,580,000	2,527,391

Delta Air Lines, Inc. (B)	4.500	10-20-25		1,415,000	1,493,775

Delta Air Lines, Inc. (B)	4.750	10-20-28		5,385,000	5,796,837

Delta Air Lines, Inc. (B)	7.000	05-01-25		4,260,000	4,865,945

Delta Air Lines, Inc.	7.375	01-15-26		2,535,000	2,849,752

United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		3,365,000	3,568,246

Building products 0.2%

Builders FirstSource, Inc. (B)	6.750	06-01-27		870,000	940,688

Johnson Controls International PLC	0.375	09-15-27	EUR	1,080,000	1,306,653

Owens Corning	3.950	08-15-29		1,980,000	2,263,823

Commercial services and supplies 0.0%

Prime Security Services Borrower LLC (B)	3.375	08-31-27		470,000	464,125

Construction and engineering 0.5%

AECOM	5.125	03-15-27		3,078,000	3,439,665

AECOM	5.875	10-15-24		2,680,000	2,974,800

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	19

	Rate (%)	Maturity date		Par value^	Value

Industrials (continued)

Construction and engineering (continued)

HC2 Holdings, Inc. (B)	11.500	12-01-21		3,035,000	$2,974,300

Professional services 0.5%

CoStar Group, Inc. (B)	2.800	07-15-30		2,305,000	2,415,099

IHS Markit, Ltd.	4.250	05-01-29		5,950,000	7,093,947

Road and rail 0.4%

Indian Railway Finance Corp., Ltd. (B)	3.249	02-13-30		2,545,000	2,706,043

Uber Technologies, Inc. (B)	8.000	11-01-26		5,492,000	5,917,630

Trading companies and distributors 0.7%

United Rentals North America, Inc.	3.875	02-15-31		2,345,000	2,450,525

United Rentals North America, Inc.	4.000	07-15-30		2,620,000	2,767,375

United Rentals North America, Inc.	4.875	01-15-28		5,175,000	5,524,313

United Rentals North America, Inc.	5.500	05-15-27		2,925,000	3,146,203

Transportation infrastructure 0.3%

Adani Ports & Special Economic Zone, Ltd. (A)(B)	4.000	07-30-27		3,645,000	3,886,677

Adani Ports & Special Economic Zone, Ltd. (B)	4.200	08-04-27		1,605,000	1,708,972

JSL Europe SA (A)(B)	7.750	07-26-24		1,320,000	1,402,104

Information technology 2.8%					57,335,738

Electronic equipment, instruments and components 0.2%

CDW LLC	4.125	05-01-25		1,550,000	1,608,125

CDW LLC	4.250	04-01-28		2,675,000	2,788,688

IT services 0.8%

Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,980,000	3,842,666

Fiserv, Inc.	1.125	07-01-27	EUR	1,100,000	1,389,145

Fiserv, Inc.	3.500	07-01-29		3,555,000	4,070,131

Gartner, Inc. (B)	3.750	10-01-30		115,000	119,637

Gartner, Inc. (B)	4.500	07-01-28		6,195,000	6,504,750

Semiconductors and semiconductor equipment 0.5%

Broadcom, Inc.	4.150	11-15-30		4,000,000	4,639,896

Broadcom, Inc.	4.750	04-15-29		3,133,000	3,729,377

Microchip Technology, Inc. (B)	4.250	09-01-25		2,715,000	2,846,542

Software 0.3%

j2 Global, Inc. (B)	4.625	10-15-30		1,485,000	1,540,465

ServiceNow, Inc.	1.400	09-01-30		1,725,000	1,678,801

SS&C Technologies, Inc. (B)	5.500	09-30-27		2,890,000	3,091,982

20	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value

Information technology (continued)

Technology hardware, storage and peripherals 1.0%

Apple, Inc.	0.000	11-15-25	EUR	2,350,000	$2,835,380

Apple, Inc.	0.875	05-24-25	EUR	3,215,000	4,023,208

Apple, Inc.	3.250	02-23-26		3,250,000	3,642,294

Dell International LLC (B)	4.900	10-01-26		2,480,000	2,896,285

Dell International LLC (B)	8.350	07-15-46		4,194,000	6,088,366

Materials 2.9%					59,890,520

Chemicals 0.3%

Braskem Netherlands Finance BV (B)	4.500	01-10-28		1,593,000	1,649,950

Braskem Netherlands Finance BV (B)	5.875	01-31-50		1,500,000	1,518,000

Ecolab, Inc.	1.000	01-15-24	EUR	2,705,000	3,333,490

NOVA Chemicals Corp. (B)	5.250	06-01-27		445,000	463,890

Construction materials 0.2%

St. Mary’s Cement, Inc. (B)	5.750	01-28-27		1,655,000	1,897,044

Standard Industries, Inc. (B)	3.375	01-15-31		1,135,000	1,139,256

Standard Industries, Inc. (B)	5.000	02-15-27		405,000	424,744

Containers and packaging 2.2%

Ardagh Packaging Finance PLC (B)	4.125	08-15-26		735,000	762,563

Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,618,457

Ball Corp.	2.875	08-15-30		2,240,000	2,228,800

Ball Corp.	4.000	11-15-23		6,220,000	6,628,778

Ball Corp.	4.875	03-15-26		5,925,000	6,668,054

Ball Corp.	5.000	03-15-22		2,070,000	2,157,820

Ball Corp.	5.250	07-01-25		6,440,000	7,389,964

Berry Global, Inc. (B)	5.625	07-15-27		3,790,000	4,036,350

Crown Americas LLC	4.250	09-30-26		400,000	431,000

Crown Americas LLC	4.500	01-15-23		2,729,000	2,879,095

Crown Cork & Seal Company, Inc.	7.375	12-15-26		2,858,000	3,486,760

Reynolds Group Issuer, Inc. (B)	4.000	10-15-27		5,610,000	5,705,090

Metals and mining 0.2%

ArcelorMittal SA	4.550	03-11-26		440,000	482,385

CSN Islands XI Corp. (B)	6.750	01-28-28		3,335,000	3,495,080

Freeport-McMoRan, Inc.	4.625	08-01-30		445,000	493,950

Real estate 2.3%					46,111,444

Equity real estate investment trusts 2.3%

American Tower Corp.	0.500	01-15-28	EUR	2,035,000	2,438,701

American Tower Corp.	1.950	05-22-26	EUR	1,450,000	1,888,145

American Tower Corp.	2.250	01-15-22		2,800,000	2,857,344

American Tower Corp.	3.500	01-31-23		5,016,000	5,338,670

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	21

	Rate (%)	Maturity date		Par value^	Value

Real estate (continued)

Equity real estate investment trusts (continued)

Crown Castle International Corp.	2.250	01-15-31		660,000	$683,094

Crown Castle International Corp.	3.800	02-15-28		4,661,000	5,319,021

CyrusOne LP	3.450	11-15-29		5,520,000	5,951,774

Equinix, Inc.	1.000	09-15-25		2,615,000	2,618,982

Equinix, Inc.	2.150	07-15-30		3,186,000	3,246,258

MGM Growth Properties Operating Partnership LP (B)	4.625	06-15-25		470,000	495,850

SBA Communications Corp. (B)	3.875	02-15-27		9,885,000	10,181,550

SBA Communications Corp.	4.875	09-01-24		48,000	49,185

VICI Properties LP (B)	4.125	08-15-30		3,450,000	3,556,260

VICI Properties LP (B)	4.625	12-01-29		1,395,000	1,486,610

Utilities 3.6%					74,595,496

Electric utilities 2.8%

DPL, Inc. (B)	4.125	07-01-25		5,515,000	5,859,688

EDP Finance BV	0.375	09-16-26	EUR	545,000	661,102

FirstEnergy Corp.	3.900	07-15-27		4,060,000	4,486,424

FirstEnergy Corp.	7.375	11-15-31		6,325,000	8,628,591

Israel Electric Corp., Ltd. (B)	5.000	11-12-24		895,000	1,012,129

Israel Electric Corp., Ltd. (B)	6.875	06-21-23		1,415,000	1,613,982

NRG Energy, Inc. (B)	5.250	06-15-29		3,565,000	3,892,695

NRG Energy, Inc.	5.750	01-15-28		35,000	38,197

NRG Energy, Inc.	6.625	01-15-27		3,550,000	3,736,375

NRG Energy, Inc.	7.250	05-15-26		2,840,000	3,013,070

NSTAR Electric Company	3.950	04-01-30		1,860,000	2,255,838

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (B)	5.450	05-21-28		2,840,000	3,408,000

Vistra Operations Company LLC (B)	3.550	07-15-24		6,705,000	7,214,150

Vistra Operations Company LLC (B)	5.000	07-31-27		5,980,000	6,324,448

Vistra Operations Company LLC (B)	5.500	09-01-26		3,600,000	3,766,860

Vistra Operations Company LLC (B)	5.625	02-15-27		2,626,000	2,773,844

Independent power and renewable electricity producers 0.6%

Adani Green Energy UP, Ltd. (B)	6.250	12-10-24		1,715,000	1,877,925

Greenko Dutch BV (B)	5.250	07-24-24		4,285,000	4,428,548

Greenko Solar Mauritius, Ltd. (B)	5.550	01-29-25		1,660,000	1,713,940

The AES Corp.	4.500	03-15-23		4,412,000	4,509,946

Multi-utilities 0.2%

E.ON SE	0.375	09-29-27	EUR	1,360,000	1,668,633

Engie SA	0.375	06-21-27	EUR	1,400,000	1,711,111

22	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value

Convertible bonds 1.5%					$31,232,383
(Cost $28,735,887)

Communication services 0.6%					11,463,480

Interactive media and services 0.2%

Match Group Financeco 2, Inc. (B)	0.875	06-15-26		2,010,000	3,426,783

Media 0.4%

DISH Network Corp.	3.375	08-15-26		2,760,000	2,751,444

Liberty Broadband Corp. (B)	1.250	09-30-50		3,680,000	3,733,360

Liberty Media Corp. (B)	0.500	12-01-50		1,535,000	1,551,893

Consumer discretionary 0.1%					2,443,075

Household durables 0.1%

Sony Corp.	0.000	09-30-22	JPY	131,000,000	2,443,075

Energy 0.2%					5,162,326

Oil, gas and consumable fuels 0.2%

BP Capital Markets PLC	1.000	04-28-23	GBP	3,800,000	5,162,326

Industrials 0.2%					3,377,317

Airlines 0.2%

Air Canada (B)	4.000	07-01-25		1,175,000	1,754,817

Southwest Airlines Company	1.250	05-01-25		1,100,000	1,622,500

Information technology 0.2%					4,332,800

IT services 0.2%

Sabre GLBL, Inc. (B)	4.000	04-15-25		2,560,000	4,332,800

Utilities 0.2%					4,453,385

Electric utilities 0.2%

NRG Energy, Inc.	2.750	06-01-48		4,125,000	4,453,385

Capital preferred securities 1.1%					$23,654,812
(Cost $21,811,698)

Financials 1.1%					23,654,812

Banks 1.1%

USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	01-04-21		10,938,000	10,471,604

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	01-04-21		13,035,000	13,183,208

Collateralized mortgage obligations 2.5%					$50,584,998
(Cost $48,884,459)

Commercial and residential 2.5%					50,584,998

Arroyo Mortgage Trust

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	23

	Rate (%)	Maturity date	Par value^	Value

Commercial and residential (continued)

Series 2019-1, Class A1 (B)(E)	3.805	01-25-49	2,993,780	$3,099,719

Series 2019-3, Class A1 (B)(E)	2.962	10-25-48	2,340,435	2,411,062

BAMLL Commercial Mortgage Securities Trust Series 2018-DSNY, Class A (1 month LIBOR + 0.850%) (B)(C)	0.991	09-15-34	5,370,000	5,255,142

BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(C)	1.462	03-15-37	2,625,000	2,608,666

Series 2019-XL, Class A (1 month LIBOR + 0.920%) (B)(C)	1.061	10-15-36	7,475,720	7,475,719

Series 2020-BXLP, Class A (1 month LIBOR + 0.800%) (B)(C)	0.941	12-15-36	2,592,627	2,589,513

BXP Trust Series 2017-GM, Class A (B)	3.379	06-13-39	4,642,000	5,161,052

Century Plaza Towers Series 2019-CPT, Class A (B)	2.865	11-13-39	5,760,000	6,268,579

CSMC Trust Series 2019-NQM1, Class A1 (B)	2.656	10-25-59	1,856,188	1,902,233

DBCG Mortgage Trust Series 2017-BBG, Class A (1 month LIBOR + 0.700%) (B)(C)	0.841	06-15-34	3,585,000	3,558,546

GS Mortgage Securities Trust Series 2017-FARM, Class A (B)(E)	3.659	01-10-43	1,420,000	1,561,495

HarborView Mortgage Loan Trust Series 2007-3, Class ES IO (B)	0.350	05-19-47	15,103,232	191,133

Series 2007-4, Class ES IO	0.350	07-19-47	16,283,877	215,432

Series 2007-6, Class ES IO (B)	0.343	08-19-37	14,887,292	208,812

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A (B)(E)	2.949	09-06-38	4,855,000	5,175,415

Morgan Stanley Capital I Trust Series 2017-CLS, Class C (1 month LIBOR + 1.000%) (B)(C)	1.141	11-15-34	1,955,000	1,947,639

New Residential Mortgage Loan Trust Series 2017-5A, Class A1 (1 month LIBOR + 1.500%) (B)(C)	1.650	06-25-57	943,902	954,841

24	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 1.7%				$35,166,456
(Cost $33,729,961)

Asset backed securities 1.7%				35,166,456

Americredit Automobile Receivables Trust Series 2018-2, Class D	4.010	07-18-24	1,300,000	1,379,076

DB Master Finance LLC Series 2017-1A, Class A2II (B)	4.030	11-20-47	1,915,825	2,036,369

Series 2019-1A, Class A2I (B)	3.787	05-20-49	3,332,813	3,421,065

Series 2019-1A, Class A2II (B)	4.021	05-20-49	1,797,250	1,895,110

Domino’s Pizza Master Issuer LLC Series 2015-1A, Class A2II (B)	4.474	10-25-45	3,700,738	3,918,822

Series 2017-1A, Class A2II (B)	3.082	07-25-47	1,820,690	1,830,249
FirstKey Homes Trust Series 2020-SFR2, Class A (B)	1.266	10-19-37	1,680,000	1,682,640

Home Partners of America Trust Series 2018-1, Class A (1 month LIBOR + 0.900%) (B)(C)	1.037	07-17-37	1,775,254	1,779,357

MVW Owner Trust Series 2018-1A, Class A (B)	3.450	01-21-36	1,220,106	1,267,754

Store Master Funding I-VII Series 2018-1A, Class A1 (B)	3.960	10-20-48	2,638,860	2,758,362

Taco Bell Funding LLC Series 2016-1A, Class A23 (B)	4.970	05-25-46	6,465,500	6,986,425

Towd Point Mortgage Trust Series 2017-2, Class A1 (B)(E)	2.750	04-25-57	951,950	973,048

Series 2017-3, Class A1 (B)(E)	2.750	07-25-57	1,469,630	1,512,509

Westlake Automobile Receivables Trust Series 2019-2A, Class C (B)	2.840	07-15-24	3,650,000	3,725,670

			Shares	Value

Common stocks 0.5%				$9,537,432
(Cost $13,081,091)

Communication services 0.0%				0

Media 0.0%

Vertis Holdings, Inc. (F)(G)			300,118	0

Utilities 0.5%				9,537,432

Multi-utilities 0.5%

Dominion Energy, Inc.			94,900	9,537,432

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	25

			Shares	Value

Preferred securities 3.8%				$78,561,844
(Cost $75,790,970)

Communication services 0.1%				2,406,217

Media 0.1%

2020 Cash Mandatory Exchangeable Trust, 5.250% (B)			1,985	2,406,217

Financials 1.0%				20,657,211

Banks 1.0%

First Horizon Bank (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (B)(C)			6,420	5,071,800

U.S. Bancorp, 5.500% (A)			135,700	3,825,383

U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (C)			8,257	7,435,429

Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)			165,630	4,324,599

Health care 0.3%				5,913,192

Health care equipment and supplies 0.3%

Becton, Dickinson and Company, 6.000% (A)			44,500	2,307,770

Danaher Corp., 5.000% (A)			2,765	3,605,422

Industrials 0.4%				8,199,763

Machinery 0.4%

Fortive Corp., 5.000%			8,160	8,199,763

Information technology 0.2%				4,817,170

Semiconductors and semiconductor equipment 0.2%

Broadcom, Inc., 8.000%			3,620	4,817,170

Utilities 1.8%				36,568,291

Electric utilities 1.5%

American Electric Power Company, Inc., 6.125%			90,700	4,577,629

NextEra Energy, Inc., 4.872%			151,550	8,576,215

NextEra Energy, Inc., 5.279%			143,200	6,983,864

NextEra Energy, Inc., 6.219%			76,450	3,740,699

The Southern Company, 6.750%			149,300	7,433,647

Multi-utilities 0.3%

DTE Energy Company, 6.250%			109,300	5,256,237

	Yield* (%)	Maturity date	Par value^	Value

Short-term investments 4.5%				$92,524,282
(Cost $92,526,329)

U.S. Government Agency 0.3%				6,127,000

Federal Agricultural Mortgage Corp. Discount Note	0.010	12-01-20	6,127,000	6,127,000

26	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value

Short-term funds 0.9%			17,999,282
John Hancock Collateral Trust (H)	0.1952(I)	1,798,633	17,999,282

		Par value^	Value

Repurchase agreement 3.3%			68,398,000
Barclays Tri-Party Repurchase Agreement dated 11-30-20 at 0.070% to be repurchased at $51,398,100 on 12-1-20, collateralized by $48,468,200 U.S. Treasury Notes, 1.875% - 2.875% due 9-30-23 to 7-31-26 (valued at $52,426,076)		51,398,000	51,398,000
Repurchase Agreement with State Street Corp. dated 11-30-20 at 0.000% to be repurchased at $17,000,000 on 12-1-20, collateralized by $17,015,200 U.S. Treasury Notes, 1.375% due 1-31-22 (valued at $17,340,010)		17,000,000	17,000,000

Total investments (Cost $1,950,099,853) 99.5%			$2,038,888,879

Other assets and liabilities, net 0.5%			9,891,663

Total net assets 100.0%			$2,048,780,542

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

EUR	Euro

GBP	Pound Sterling

IDR	Indonesian Rupiah

JPY	Japanese Yen

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

SGD	Singapore Dollar

Security Abbreviations and Legend

BBSW	Bank Bill Swap Rate

CDOR	Canadian Dollar Offered Rate

CMT	Constant Maturity Treasury

ICE	Intercontinental Exchange

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR	London Interbank Offered Rate

NIBOR	Norwegian Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	27

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

(A)	All or a portion of this security is on loan as of 11-30-20.

(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $699,649,376 or 34.1% of the fund’s net assets as of 11-30-20.

(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

(G)	Non-income producing security.

(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

(I)	The rate shown is the annualized seven-day yield as of 11-30-20.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

28	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	541	Short	Mar 2021	$(74,611,896)	$(74,750,984)	$(139,088)
German Euro BUND Futures	19	Short	Dec 2020	(3,937,876)	(3,971,894)	(34,018)
U.S. Treasury Long Bond Futures	653	Short	Mar 2021	(114,126,109)	(114,213,781)	(87,672)
						$(260,778)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation

AUD	18,371,316	USD	12,976,151	ANZ	1/27/2021	$516,789	—

AUD	24,815,945	USD	17,569,319	GSI	1/27/2021	656,923	—

AUD	4,559,197	USD	3,236,265	JPM	1/27/2021	112,269	—

BRL	25,515,143	USD	4,598,314	SSB	1/27/2021	159,663	—

DKK	63,168,262	USD	9,938,270	HUS	1/27/2021	200,752	—

EUR	11,619,676	USD	13,767,853	CITI	1/27/2021	115,790	—

EUR	30,243,421	USD	35,776,868	GSI	1/27/2021	359,152	—

EUR	26,557,865	USD	31,305,678	HUS	1/27/2021	426,697	—

EUR	18,703,864	USD	21,993,608	JPM	1/27/2021	354,499	—

EUR	22,677,313	USD	26,821,422	MSCS	1/27/2021	274,318	—

EUR	45,004,248	USD	53,181,179	SSB	1/27/2021	591,655	—

EUR	7,492,352	USD	8,821,181	UBS	1/27/2021	130,974	—

GBP	27,850,675	USD	35,997,034	CITI	1/27/2021	1,159,356	—

GBP	6,354,205	USD	8,153,301	HUS	1/27/2021	324,027	—

GBP	5,288,735	USD	6,835,772	SSB	1/27/2021	220,082	—

JPY	53,048,800	USD	507,984	UBS	1/27/2021	712	—

MXN	124,593,907	USD	5,753,181	UBS	1/21/2021	379,391	—

MXN	60,882,116	USD	2,794,196	GSI	1/27/2021	200,435	—

NZD	11,058,599	USD	7,268,809	ANZ	1/27/2021	486,118	—

NZD	3,623,877	USD	2,393,364	CIBC	1/27/2021	147,907	—

NZD	3,952,755	USD	2,596,209	CITI	1/27/2021	175,691	—

SGD	10,103,020	USD	7,362,387	CITI	1/27/2021	170,962	—

SGD	16,559,449	USD	12,111,737	GSI	1/27/2021	235,867	—

SGD	24,482,894	USD	17,863,307	HUS	1/27/2021	392,439	—

SGD	13,050,032	USD	9,465,111	MSCS	1/27/2021	265,686	—

SGD	6,187,919	USD	4,594,913	RBC	1/27/2021	19,128	—

SGD	10,089,370	USD	7,362,387	UBS	1/27/2021	160,784	—

USD	48,857,456	AUD	67,689,019	ANZ	1/27/2021	—	$(857,211)

USD	1,331,074	AUD	1,830,000	JPM	1/27/2021	—	(12,982)

USD	6,745,727	AUD	9,275,077	MSCS	1/27/2021	—	(66,417)

USD	6,827,802	AUD	9,275,077	UBS	1/27/2021	15,657	—

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	29

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation

USD	4,792,926	BRL	25,515,143	SSB	1/27/2021	$34,949	—

USD	10,096,623	DKK	63,350,000	MSCS	1/27/2021	—	$(71,569)

USD	1,076,246	EUR	905,800	CIBC	1/27/2021	—	(6,040)

USD	35,618,442	EUR	30,146,745	CITI	1/27/2021	—	(402,067)

USD	87,766,517	EUR	73,822,640	GSI	1/27/2021	—	(439,658)

USD	17,752,234	EUR	15,065,933	HUS	1/27/2021	—	(249,132)

USD	1,672,991	EUR	1,415,630	JPM	1/27/2021	—	(18,459)

USD	68,674,584	EUR	57,905,551	MSCS	1/27/2021	—	(513,232)

USD	18,296,107	EUR	15,423,641	SSB	1/27/2021	—	(132,662)

USD	766,545	EUR	648,248	TD	1/27/2021	—	(8,007)

USD	17,682,127	EUR	14,965,475	UBS	1/27/2021	—	(199,206)

USD	5,810,399	GBP	4,446,778	CITI	1/27/2021	—	(122,176)

USD	19,247,861	GBP	14,826,341	HUS	1/27/2021	—	(532,389)

USD	34,201,210	GBP	26,260,054	SSB	1/27/2021	—	(833,086)

USD	5,455,248	JPY	577,634,285	SSB	1/27/2021	—	(83,805)

USD	355,317	JPY	37,597,105	TD	1/27/2021	—	(5,210)

USD	5,689,042	MXN	124,593,907	GSI	1/21/2021	—	(443,529)

USD	5,749,142	MXN	124,593,907	UBS	1/27/2021	—	(379,304)

USD	15,777,330	NZD	23,496,822	ANZ	1/27/2021	—	(699,997)

USD	2,337,910	NZD	3,521,266	HUS	1/27/2021	—	(131,405)

USD	2,460,741	NZD	3,624,352	JPM	1/27/2021	—	(80,864)

USD	1,335,056	NZD	1,970,000	NAB	1/27/2021	—	(46,421)

USD	2,351,311	NZD	3,526,790	RBC	1/27/2021	—	(121,878)

USD	12,442,965	SGD	16,839,064	GSI	1/27/2021	—	(113,136)

USD	22,966,471	SGD	31,020,748	HUS	1/27/2021	—	(164,247)

USD	16,315,635	SGD	21,942,625	MSCS	1/27/2021	—	(45,952)

USD	49,542,944	SGD	67,670,505	UBS	1/27/2021	—	(915,777)

						$8,288,672	$(7,695,818)

WRITTEN OPTIONS

Foreign currency options

Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value

Calls

Euro vs. U.S. Dollar	CITI	EUR	1.21	Mar 2021	36,380,000	$527,510	$(489,462)

						$527,510	$(489,462)

* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations

AUD	Australian Dollar

BRL	Brazilian Real

DKK	Danish Krone

30	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

EUR	Euro

GBP	Pound Sterling

JPY	Japanese Yen

MXN	Mexican Peso

NZD	New Zealand Dollar

SGD	Singapore Dollar

USD	U.S. Dollar

Derivatives Abbreviations

ANZ	Australia and New Zealand Banking Group Limited

CIBC	Canadian Imperial Bank of Commerce

CITI	Citibank, N.A.

GSI	Goldman Sachs International

HUS	HSBC Bank USA, N.A.

JPM	JPMorgan Chase Bank, N.A.

MSCS	Morgan Stanley Capital Services LLC

NAB	National Australia Bank Ltd.

OTC	Over-the-counter

RBC	Royal Bank of Canada

SSB	State Street Bank and Trust Company

TD	The Toronto-Dominion Bank

UBS	UBS AG

At 11-30-20, the aggregate cost of investments for federal income tax purposes was $1,935,417,101. Net unrealized appreciation aggregated to $103,314,392, of which $124,013,970 related to gross unrealized appreciation and $20,699,578 related to gross unrealized depreciation.

See Notes to financial statements regarding investment transactions and other derivatives information.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	31

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,932,098,524) including $17,598,124 of securities loaned	$2,020,889,597
Affiliated investments, at value (Cost $18,001,329)	17,999,282
Total investments, at value (Cost $1,950,099,853)	2,038,888,879
Unrealized appreciation on forward foreign currency contracts	8,288,672
Receivable for futures variation margin	95,766
Cash	790
Foreign currency, at value (Cost $3,188,022)	3,213,231
Collateral held at broker for futures contracts	4,613,015
Collateral segregated at custodian for OTC derivative contracts	2,010,000
Dividends and interest receivable	17,095,193
Receivable for fund shares sold	3,896,280
Receivable for investments sold	2,710,355
Receivable for securities lending income	2,414
Other assets	150,642
Total assets	2,080,965,237
Liabilities
Unrealized depreciation on forward foreign currency contracts	7,695,818
Written options, at value (Premiums received $527,510)	489,462
Distributions payable	243,512
Payable for investments purchased	3,384,778
Payable for fund shares repurchased	1,742,778
Payable upon return of securities loaned	18,005,028
Payable to affiliates
Accounting and legal services fees	83,765
Transfer agent fees	127,815
Distribution and service fees	2,169
Trustees’ fees	1,479
Other liabilities and accrued expenses	408,091
Total liabilities	32,184,695
Net assets	$2,048,780,542
Net assets consist of
Paid-in capital	$2,115,379,726
Total distributable earnings (loss)	(66,599,184)
Net assets	$2,048,780,542

32	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($626,062,611 ÷ 92,999,071 shares)[1]	$6.73
Class C ($37,457,797 ÷ 5,564,094 shares)[1]	$6.73
Class I ($572,628,975 ÷ 85,226,059 shares)	$6.72
Class R2 ($10,052,421 ÷ 1,495,241 shares)	$6.72
Class R4 ($3,216,236 ÷ 477,717 shares)	$6.73
Class R5 ($9,516,966 ÷ 1,416,066 shares)	$6.72
Class R6 ($789,845,536 ÷ 117,421,106 shares)	$6.73

Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$7.01

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	33

STATEMENT OF OPERATIONS For the six months ended 11-30-20 (unaudited)

Investment income
Interest	$25,983,834
Dividends	2,456,642
Securities lending	25,031
Less foreign taxes withheld	(261,259)
Total investment income	28,204,248

Expenses
Investment management fees	3,317,340
Distribution and service fees	1,317,837
Accounting and legal services fees	178,154
Transfer agent fees	771,088
Trustees’ fees	15,931
Custodian fees	190,765
State registration fees	85,982
Printing and postage	68,396
Professional fees	61,520
Other	62,579
Total expenses	6,069,592
Less expense reductions	(71,401)
Net expenses	5,998,191
Net investment income	22,206,057

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	12,372,702
Affiliated investments	(3,381)
Futures contracts	6,507,968
Forward foreign currency contracts	3,705,781
Written options	313,088
22,896,158
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	89,180,911
Affiliated investments	(1,706)
Futures contracts	(248,827)
Forward foreign currency contracts	(8,534,189)
Written options	38,048
80,434,237
Net realized and unrealized gain	103,330,395
Increase in net assets from operations	$125,536,452

34	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-20 (unaudited)	Year ended 5-31-20
Increase (decrease) in net assets
From operations
Net investment income	$22,206,057	$48,984,112
Net realized gain	22,896,158	3,483,980
Change in net unrealized appreciation (depreciation)	80,434,237	23,809,373
Increase in net assets resulting from operations	125,536,452	76,277,465
Distributions to shareholders
From earnings
Class A	(6,822,152)	(14,677,550)
Class B1	(27,049)	(245,661)
Class C	(657,770)	(2,376,586)
Class I	(7,395,797)	(16,299,922)
Class R1[1]	(44,153)	(158,314)
Class R2	(58,381)	(137,635)
Class R3[1]	(30,592)	(106,997)
Class R4	(37,189)	(83,477)
Class R5	(110,379)	(226,897)
Class R6	(9,635,048)	(15,289,426)
Total distributions	(24,818,510)	(49,602,465)
From fund share transactions	168,913,596	(37,953,703)
Total increase (decrease)	269,631,538	(11,278,703)
Net assets
Beginning of period	1,779,149,004	1,790,427,707
End of period	$2,048,780,542	$1,779,149,004

[1]	Share class was redesignated during the period. Refer to Note 6 for further details.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	35

Financial highlights

CLASS A SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$6.39		$6.28	$6.25	$6.47	$6.47	$6.56
Net investment income[2]	0.07		0.17	0.20	0.20	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.35		0.11	0.03	(0.22)	0.02	(0.05)
Total from investment operations	0.42		0.28	0.23	(0.02)	0.19	0.12
Less distributions
From net investment income	(0.08)		(0.17)	(0.20)	(0.20)	(0.19)	(0.19)
From net realized gain	—		—	—	—	—	(0.02)
Total distributions	(0.08)		(0.17)	(0.20)	(0.20)	(0.19)	(0.21)
Net asset value, end of period	$6.73		$6.39	$6.28	$6.25	$6.47	$6.47
Total return (%)[3,4]	6.58	[5]	4.50	3.72	(0.43)	2.95	1.82
Ratios and supplemental data
Net assets, end of period (in millions)	$626		$543	$541	$607	$672	$913
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84	[6]	0.85	0.82	0.80	0.81	0.82
Expenses including reductions	0.83	[6]	0.84	0.81	0.79	0.81	0.81
Net investment income	2.10	[6]	2.64	3.17	3.03	2.69	2.67
Portfolio turnover (%)	29		76	58	48	41	37

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.

36	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$6.39		$6.28	$6.25	$6.47	$6.47	$6.56
Net investment income[2]	0.05		0.12	0.15	0.15	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.35		0.12	0.03	(0.22)	0.01	(0.06)
Total from investment operations	0.40		0.24	0.18	(0.07)	0.14	0.07
Less distributions
From net investment income	(0.06)		(0.13)	(0.15)	(0.15)	(0.14)	(0.14)
From net realized gain	—		—	—	—	—	(0.02)
Total distributions	(0.06)		(0.13)	(0.15)	(0.15)	(0.14)	(0.16)
Net asset value, end of period	$6.73		$6.39	$6.28	$6.25	$6.47	$6.47
Total return (%)[3,4]	6.20	[5]	3.77	2.99	(1.12)	2.24	1.12
Ratios and supplemental data
Net assets, end of period (in millions)	$37		$95	$146	$211	$320	$413
Ratios (as a percentage of average net assets):
Expenses before reductions	1.54	[6]	1.55	1.52	1.50	1.51	1.52
Expenses including reductions	1.53	[6]	1.54	1.51	1.49	1.51	1.51
Net investment income	1.38	[6]	1.94	2.48	2.32	2.00	1.98
Portfolio turnover (%)	29		76	58	48	41	37

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	37

CLASS I SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$6.37		$6.27	$6.23	$6.46	$6.46	$6.55
Net investment income[2]	0.08		0.19	0.21	0.21	0.19	0.19
Net realized and unrealized gain (loss) on investments	0.36		0.10	0.04	(0.23)	0.02	(0.06)
Total from investment operations	0.44		0.29	0.25	(0.02)	0.21	0.13
Less distributions
From net investment income	(0.09)		(0.19)	(0.21)	(0.21)	(0.21)	(0.20)
From net realized gain	—		—	—	—	—	(0.02)
Total distributions	(0.09)		(0.19)	(0.21)	(0.21)	(0.21)	(0.22)
Net asset value, end of period	$6.72		$6.37	$6.27	$6.23	$6.46	$6.46
Total return (%)[3]	6.91	[4]	4.65	4.18	(0.29)	3.27	2.14
Ratios and supplemental data
Net assets, end of period (in millions)	$573		$530	$595	$837	$3,080	$3,175
Ratios (as a percentage of average net assets):
Expenses before reductions	0.54	[5]	0.55	0.54	0.50	0.50	0.50
Expenses including reductions	0.53	[5]	0.54	0.53	0.49	0.49	0.50
Net investment income	2.39	[5]	2.93	3.47	3.31	3.02	2.96
Portfolio turnover (%)	29		76	58	48	41	37

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

38	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$6.38		$6.27	$6.24	$6.46	$6.46	$6.55
Net investment income[2]	0.07		0.16	0.19	0.19	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.35		0.12	0.03	(0.22)	0.01	(0.06)
Total from investment operations	0.42		0.28	0.22	(0.03)	0.18	0.11
Less distributions
From net investment income	(0.08)		(0.17)	(0.19)	(0.19)	(0.18)	(0.18)
From net realized gain	—		—	—	—	—	(0.02)
Total distributions	(0.08)		(0.17)	(0.19)	(0.19)	(0.18)	(0.20)
Net asset value, end of period	$6.72		$6.38	$6.27	$6.24	$6.46	$6.46
Total return (%)[3]	6.54	[4]	4.41	3.61	(0.54)	2.86	1.58
Ratios and supplemental data
Net assets, end of period (in millions)	$10		$3	$6	$9	$14	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	[5]	0.94	0.92	0.90	0.91	0.90
Expenses including reductions	0.91	[5]	0.93	0.91	0.89	0.90	0.90
Net investment income	2.10	[5]	2.57	3.07	2.92	2.62	2.59
Portfolio turnover (%)	29		76	58	48	41	37

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	39

CLASS R4 SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$6.39		$6.28	$6.25	$6.47	$6.47	$6.57
Net investment income[2]	0.07		0.18	0.20	0.20	0.19	0.18
Net realized and unrealized gain (loss) on investments	0.35		0.11	0.04	(0.22)	0.01	(0.06)
Total from investment operations	0.42		0.29	0.24	(0.02)	0.20	0.12
Less distributions
From net investment income	(0.08)		(0.18)	(0.21)	(0.20)	(0.20)	(0.20)
From net realized gain	—		—	—	—	—	(0.02)
Total distributions	(0.08)		(0.18)	(0.21)	(0.20)	(0.20)	(0.22)
Net asset value, end of period	$6.73		$6.39	$6.28	$6.25	$6.47	$6.47
Total return (%)[3]	6.66	[4]	4.67	3.87	(0.28)	3.11	1.83
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$3	$3	$143	$145	$139
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	[5]	0.78	0.77	0.75	0.76	0.76
Expenses including reductions	0.67	[5]	0.67	0.67	0.64	0.65	0.65
Net investment income	2.26	[5]	2.80	3.30	3.18	2.86	2.82
Portfolio turnover (%)	29		76	58	48	41	37

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

40	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$6.38		$6.27	$6.24	$6.46	$6.46	$6.55
Net investment income[2]	0.08		0.19	0.22	0.22	0.20	0.20
Net realized and unrealized gain (loss) on investments	0.35		0.11	0.03	(0.22)	0.01	(0.06)
Total from investment operations	0.43		0.30	0.25	—	0.21	0.14
Less distributions
From net investment income	(0.09)		(0.19)	(0.22)	(0.22)	(0.21)	(0.21)
From net realized gain	—		—	—	—	—	(0.02)
Total distributions	(0.09)		(0.19)	(0.22)	(0.22)	(0.21)	(0.23)
Net asset value, end of period	$6.72		$6.38	$6.27	$6.24	$6.46	$6.46
Total return (%)[3]	6.78	[4]	4.88	4.08	(0.09)	3.32	2.19
Ratios and supplemental data
Net assets, end of period (in millions)	$10		$7	$7	$17	$20	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48	[5]	0.49	0.47	0.45	0.46	0.46
Expenses including reductions	0.47	[5]	0.48	0.47	0.44	0.45	0.45
Net investment income	2.46	[5]	3.01	3.54	3.38	3.09	3.03
Portfolio turnover (%)	29		76	58	48	41	37

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	41

CLASS R6 SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$6.38		$6.27	$6.24	$6.46	$6.46	$6.56
Net investment income[2]	0.08		0.19	0.22	0.22	0.20	0.20
Net realized and unrealized gain (loss) on investments	0.36		0.12	0.03	(0.22)	0.02	(0.07)
Total from investment operations	0.44		0.31	0.25	—	0.22	0.13
Less distributions
From net investment income	(0.09)		(0.20)	(0.22)	(0.22)	(0.22)	(0.21)
From net realized gain	—		—	—	—	—	(0.02)
Total distributions	(0.09)		(0.20)	(0.22)	(0.22)	(0.22)	(0.23)
Net asset value, end of period	$6.73		$6.38	$6.27	$6.24	$6.46	$6.46
Total return (%)[3]	6.96	[4]	4.93	4.13	(0.03)	3.39	2.10
Ratios and supplemental data
Net assets, end of period (in millions)	$790		$582	$461	$1,525	$288	$191
Ratios (as a percentage of average net assets):
Expenses before reductions	0.43	[5]	0.44	0.42	0.40	0.41	0.41
Expenses including reductions	0.42	[5]	0.43	0.42	0.39	0.38	0.38
Net investment income	2.50	[5]	3.04	3.58	3.45	3.15	3.10
Portfolio turnover (%)	29		76	58	48	41	37

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

42	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Income Fund (the fund) is a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

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Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2020, by major security category or type:

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$178,886,239	—	$178,886,239	—
Foreign government obligations	380,365,551	—	380,365,551	—
Corporate bonds	1,158,374,882	—	1,158,374,882	—
Convertible bonds	31,232,383	—	31,232,383	—
Capital preferred securities	23,654,812	—	23,654,812	—
Collateralized mortgage obligations	50,584,998	—	50,584,998	—
Asset backed securities	35,166,456	—	35,166,456	—
Common stocks	9,537,432	$9,537,432	—	—
Preferred securities	78,561,844	62,884,064	15,677,780	—
Short-term investments	92,524,282	17,999,282	74,525,000	—
Total investments in securities	$2,038,888,879	$90,420,778	$1,948,468,101	—
Derivatives:
Assets
Forward foreign currency contracts	$8,288,672	—	$8,288,672	—
Liabilities
Futures	(260,778)	$(260,778)	—	—
Forward foreign currency contracts	(7,695,818)	—	(7,695,818)	—
Written options	(489,462)	—	(489,462)	—

44	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and

SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	45

Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2020, the fund loaned securities valued at $17,598,124 and received $18,005,028 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and

46	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2020, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended November 30, 2020 were $6,490.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of May 31, 2020, the fund has a short-term capital loss carryforward of $98,149,398 and a long-term capital loss carryforward of $83,889,276 available to offset future net realized capital gains. These carryforwards do not expire.

As of May 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, wash sale loss deferrals, amortization and accretion on debt securities, and contingent payment debt instruments.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of

SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	47

the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended November 30, 2020, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging from $192.9 million to $308.9 million, as measured at each quarter end.

48	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended November 30, 2020, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $767.6 billion to $901.0 billion, as measured at each quarter end.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid is included in the Fund’s investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended November 30, 2020, the fund used purchased options contracts to manage against changes in foreign currency exchange rates. The fund held purchased options contracts with market values ranging up to $173,000, as measured during the period. There were no open purchased options contracts as of November 30, 2020.

During the six months ended November 30, 2020, the fund wrote option contracts to manage against changes in foreign currency exchange rates. The fund held written option contracts with market values ranging up to $489,000, as measured at each quarter end.

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Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at November 30, 2020 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures[1]	—	$(260,778)
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$8,288,672	(7,695,818)
Currency	Written options, at value	Written options	—	(489,462)
			$8,288,672	$(8,446,058)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund’s investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2020:

	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$6,507,968	—	—	$6,507,968
Currency	$92,234	—	$3,705,781	—	3,798,015
Equity	—	—	—	$313,088	313,088
Total	$92,234	$6,507,968	$3,705,781	$313,088	$10,619,071

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2020:

	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	$(248,827)	—	—	$(248,827)
Currency	—	$(8,534,189)	$38,048	(8,496,141)
Total	$(248,827)	$(8,534,189)	$38,048	$(8,744,968)

50	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of: (a) 0.60% of the first $100 million of the fund’s average daily net assets; (b) 0.45% of the next $150 million of the fund’s average daily net assets; (c) 0.40% of the next $250 million of the fund’s average daily net assets; (d) 0.35% of the next $150 million of the fund’s average daily net assets; and (e) 0.30% of the fund’s average daily net assets in excess of $650 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended November 30, 2020, the expense reductions described above amounted to the following:

Class	Expense reduction
Class A	$20,858
Class B	115
Class C	2,829
Class I	20,062
Class R1	157
Class R2	187

Class	Expense reduction
Class R3	$111
Class R4	107
Class R5	294
Class R6	25,212
Total	$69,932

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2020, were equivalent to a net annual effective rate of 0.34% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at

SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	51

the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2020, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Class B, Class R1, and Class R3 were redesignated during the year. Refer to Note 6 for further details.

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $1,469 for Class R4 shares for the six months ended November 30, 2020.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $169,135 for the six months ended November 30, 2020. Of this amount, $24,573 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $144,562 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2020, CDSCs received by the Distributor amounted to $601 and $456 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

52	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Class level expenses. Class level expenses for the six months ended November 30, 2020 were as follows:

Class	Distribution and service fees	Transfer agent fees
Class A	$861,937	$345,802
Class B	16,200	1,939
Class C	395,082	47,576
Class I	—	333,237
Class R1	16,056	265
Class R2	12,208	295
Class R3	9,235	176
Class R4	5,127	176
Class R5	1,992	483
Class R6	—	41,139
Total	$1,317,837	$771,088

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2020 and for the year ended May 31, 2020 were as follows:

	Six Months Ended 11-30-20		Year Ended 5-31-20

	Shares	Amount	Shares	Amount

Class A shares
Sold	13,848,427	$91,875,627	13,544,748	$86,916,405
Distributions reinvested	931,219	6,147,352	2,062,996	13,249,852
Repurchased	(6,790,360)	(44,752,097)	(16,766,708)	(106,910,261)
Net increase (decrease)	7,989,286	$53,270,882	(1,158,964)	$(6,744,004)

Class B shares
Sold	101	$663	15,266	$97,887
Distributions reinvested	3,526	23,124	35,026	225,402
Repurchased	(928,557)	(6,124,459)	(2,263,874)	(14,433,286)
Net decrease	(924,930)	$(6,100,672)	(2,213,582)	$(14,109,997)

Class C shares
Sold	278,789	$1,836,647	694,722	$4,465,518
Distributions reinvested	92,376	608,685	325,212	2,090,189
Repurchased	(9,652,681)	(64,190,827)	(9,375,627)	(60,023,588)
Net decrease	(9,281,516)	$(61,745,495)	(8,355,693)	$(53,467,881)

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	Six Months Ended 11-30-20		Year Ended 5-31-20

	Shares	Amount	Shares	Amount

Class I shares
Sold	10,129,504	$66,687,977	24,130,052	$153,610,549
Distributions reinvested	1,048,941	6,913,445	2,368,311	15,186,457
Repurchased	(9,142,822)	(60,130,582)	(38,261,373)	(242,682,580)
Net increase (decrease)	2,035,623	$13,470,840	(11,763,010)	$(73,885,574)

Class R1 shares
Sold	52,454	$345,250	207,414	$1,322,728
Distributions reinvested	5,576	36,735	22,519	145,129
Repurchased	(988,556)	(6,568,744)	(403,366)	(2,556,490)
Net decrease	(930,526)	$(6,186,759)	(173,433)	$(1,088,633)

Class R2 shares
Sold	1,203,173	$7,984,019	252,415	$1,624,488
Distributions reinvested	8,718	57,701	17,155	110,140
Repurchased	(258,092)	(1,710,657)	(728,171)	(4,688,046)
Net increase (decrease)	953,799	$6,331,063	(458,601)	$(2,953,418)

Class R3 shares
Sold	36,366	$238,128	158,267	$1,013,299
Distributions reinvested	4,254	27,939	16,533	106,155
Repurchased	(684,924)	(4,538,111)	(236,201)	(1,507,603)
Net decrease	(644,304)	$(4,272,044)	(61,401)	$(388,149)

Class R4 shares
Sold	87,836	$579,659	125,926	$806,428
Distributions reinvested	5,631	37,189	12,974	83,324
Repurchased	(40,038)	(264,438)	(210,656)	(1,346,895)
Net increase (decrease)	53,429	$352,410	(71,756)	$(457,143)

Class R5 shares
Sold	386,227	$2,560,923	455,831	$2,905,420
Distributions reinvested	16,730	110,308	35,196	225,732
Repurchased	(153,438)	(1,005,701)	(507,164)	(3,238,277)
Net increase (decrease)	249,519	$1,665,530	(16,137)	$(107,125)

Class R6 shares
Sold	32,105,735	$210,762,274	33,183,910	$213,393,049
Distributions reinvested	1,424,688	9,408,532	2,300,702	14,748,717
Repurchased	(7,271,288)	(48,042,965)	(17,720,651)	(112,893,545)
Net increase	26,259,135	$172,127,841	17,763,961	$115,248,221

Total net increase (decrease)	25,759,515	$168,913,596	(6,508,616)	$(37,953,703)

54	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B, Class R1, and Class R3 were terminated, and shareholders in these classes became shareholders of the respective classes identified below, in each case with the same or lower total net expenses. The following amounts are included in the amount repurchased of the terminated classes and the amount sold of the redesignated classes.

Redesignation	Effective date	Amount
Class R3 shares as Class R2 shares	October 9, 2020	$2,461,545
Class B shares as Class A shares	October 14, 2020	$3,153,811
Class R1 shares as Class R2 shares	October 23, 2020	$5,004,936

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $650,718,147 and $506,437,084, respectively, for the six months ended November 30, 2020. Purchases and sales of U.S. Treasury obligations aggregated $35,641,109 and $28,563,280, respectively, for the six months ended November 30, 2020.

Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,798,633	$8,705,385	$82,290,705	$(72,991,721)	$(3,381)	$(1,706)	$25,031	—	$17,999,282

*	Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 9 — LIBOR discontinuation risk

LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.

It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.

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Note 10 — Coronavirus (COVID-19) pandemic

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.

Note 11 — New accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

56	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)

the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b)	the background, qualifications and skills of the Advisor’s personnel;

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

58	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

(d)

the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and

(g)

the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund’s performance;

(b)	considered the comparative performance of an applicable benchmark index;

(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one- and ten-year periods and underperformed its benchmark index for the three- and five-year periods ended December 31, 2019. The Board also noted that the fund underperformed the peer group median for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index for the three- and five-year periods and to the peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.

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The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;

(d)

received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)

considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g)

noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;

(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(j)	noted that the subadvisory fee for the fund is paid by the Advisor;

60	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(l)

considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)

considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b)

reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c)

the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and

(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as

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appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

(4)

noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

***

62	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	63

More information

Trustees

Hassell H. McClellan, Chairperson

Steven R. Pruchansky, Vice Chairperson

Andrew G. Arnott†

Charles L. Bardelis*

James R. Boyle

Peter S. Burgess*

William H. Cunningham

Grace K. Fey

Marianne Harrison†

Deborah C. Jackson

James M. Oates*

Frances G. Rathke*,1

Gregory A. Russo

Officers

Andrew G. Arnott

President

Charles A. Rizzo

Chief Financial Officer

Salvatore Schiavone

Treasurer

Christopher (Kit) Sechler

Secretary and Chief Legal Officer

Trevor Swanberg2

Chief Compliance Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Christopher M. Chapman, CFA

Thomas C. Goggins

Daniel S. Janis III

Kisoo Park

Principal distributor

John Hancock Investment Management

Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee

† Non-Independent Trustee

1 Appointed as Independent Trustee effective as of September 15, 2020

2 Effective July 31, 2020

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:

800-225-5291	Regular mail:	Express mail:

jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 219909	430 W 7th Street
	Kansas City, MO 64121-9909	Suite 219909
Kansas City, MO 64105-1407

64	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

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ONLINE

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BY PHONE

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Not part of the shareholder report

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Real Estate Securities

Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and

Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND

GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ◾ Member FINRA, SIPC 200 Berkeley Street ◾ Boston, MA 02116-5010 ◾ 800-225-5291 ◾ jhinvestments.com

This report is for the information of the shareholders of John Hancock Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

A company of Manulife Investment Management

91SA 11/20
MF1438864	1/2021

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management,

including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 7, 2021

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 7, 2021